Earnings Per Share - Summary of Reconciliation of Weighted Average Common Shares (Detail) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic earnings per share:
Weighted average common shares									6,757,345	6,919,190	7,306,078
Less: Average unallocated ESOP shares									(523,485)	(546,913)
Weighted average common shares	6,193,278	6,212,231	6,232,457	6,297,755	6,328,324	6,359,556	6,425,687	6,732,456	6,233,860	6,372,277	7,306,078
Dilutive effect of stock options									0	0	0
Weighted average common and incremental shares	6,193,278	6,212,231	6,232,457	6,297,755	6,328,324	6,359,556	6,425,687	6,732,456	6,233,860	6,372,277	7,306,078